Benefit Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Cost Recognized	$ 25	$ 16	$ 19
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	1,500	1,400
Defined Benefit Plan, Funded Status of Plan	(251)	(143)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	28	44	41
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	233	213
Defined Benefit Plan, Funded Status of Plan	(25)	(12)
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	$ 14	$ 4	$ (4)